Other Finance Income and Costs - Summary of Other Finance Income and Costs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Other finance income
Other	¥ 156,639	¥ 71,637	¥ 165,370
Total	594,243	556,700	747,236
Other finance costs
Financial liabilities measured at amortized cost	(60,293)	(84,106)	(64,733)
Other	(26,453)	(106,605)	(38,975)
Total	(86,746)	(190,711)	(103,709)
Interest income [Member]
Other finance income
Financial assets measured at amortized cost	203,976	256,034	289,035
Financial assets measured at fair value through other comprehensive income	107,543	108,594	165,653
Dividend income [Member]
Other finance income
Financial assets measured at fair value through other comprehensive income	¥ 126,085	¥ 120,435	¥ 127,178